Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Payroll and related employee taxes	$ 2,181	$ 1,908
Construction in progress	2,191	323
Legal	1,990	99
Financing costs	5,095
Other	1,967	741
Total accrued liabilities	$ 13,424	$ 3,071	[1]

[1]	Recast